Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Summary of other payables
The Other Payable are comprised of the following items:

	June 30,	December 31,
	2022	2021
Provision for profit sharing program (i)	$780,127	$59,855
Accruals related to payroll (ii)	696,710	455,392
Advances from customers (iii)	405,000	405,000
Social charges payable (iv)	398,074	163,384
Long-term incentive (v)	164,290	183,041
Income tax payable	129,708	—
Other payable	128,503	52,405

Total	$2,702,412	$1,319,077

Current portion	$2,159,603	$616,156
Non-current portion	$542,809	$702,921

(i)	Refers to accruals for Profit Sharing programs.
(ii)	Refers to accruals related to personnel obligations recorded in the financial statements, including mainly vacation expenses and other minor expenses.
(iii)	Refers to advances from customers which have signed a letter of intent to purchase eVTOLs.
(iv)	Refers to social charges and taxes applicable in relation to personnel compensation.
(v)
These represent the ERJ’s LTIP obligations. The balance presented as of December 31, 2021 was carved-out
from ERJ and the balance as of June 30, 2022 relates to the LTIP obligation assumed by Eve towards certain grantees transferred from ERJ to Eve during the period.

The other payables are comprised of the following items:

	As of December 31,
	2021	2020
Accruals related to payroll (i)	$455,392	$172,795
Advances from customers	405,000	—
Long-term incentive	183,041	43,818
Social charges payable (ii)	163,384	17,688
Provision for profit sharing program	59,855	2,793
Advanced payments related to service arrangements	52,405	2,762

Total	$1,319,077	$239,856
Current portion	$616,156	$199,278
Non-current portion	$702,921	$40,578

(i)	Refers to accruals related personnel obligations recorded in the financial statements, including mainly vacation expenses and other minor expenses.
(ii)	Refers to social charges and taxes applicable in relation to personnel compensation.